Transfer of Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Transfer of Financial Assets Accounted for as Sales [Line Items]
Installment loans	¥ 1,048,527	¥ 782,613	¥ 795,328
Gain (losses) on sale from securitization and loan sales	¥ 20,026	¥ 17,057	¥ 14,622